SCHEDULE OF FEDERAL STATUTORY INCOME TAX (Details) - Notable Labs Inc [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Federal statutory income tax	21.00%	21.00%
State income taxes	7.70%	5.90%
PPP loan forgiveness	1.50%	1.00%
Share-based compensation	(0.20%)	(0.60%)
R&D credits	4.20%	5.10%
ASC 740-10 reserve	(1.00%)	(1.30%)
SAFE Liability remeasurement	(3.70%)
Other	(1.00%)	(0.10%)
Change in valuation allowance	(28.50%)	(31.00%)
Total provision for income taxes